Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income (loss)	$ (19.4)	$ (93.7)	$ (192.1)	$ (2,303.7)	$ (10.4)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	48.4	62.3	229.6	300.1	285.3
Amortization of debt-related deferred costs, discounts and premiums	1.8	1.7	6.9	8.9	8.5
Market adjustment on interest rate swaps			0.0	(0.5)	(2.7)
Unit-based compensation charges	7.3	4.5	19.2	19.7	21.3
Loss on long-lived assets, net			65.6	821.2	1.9
Goodwill impairment	0.0	109.7	162.6	1,406.3	48.8
Loss on contingent consideration			0.0	0.0	8.6
(Gain) loss on modification/extinguishment of debt	37.3	0.0	(10.0)	20.0	0.0
(Earnings) loss from unconsolidated affiliates, net, adjusted for cash distributions received	(0.3)	(0.8)	7.6	73.6	0.7
Deferred income taxes	(0.6)	(0.1)	(3.1)	(3.6)	(5.2)
Other	(0.4)	0.1	1.9	0.7	0.0
Changes in operating assets and liabilities	(15.2)	50.6
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			(76.9)	119.7	60.4
Inventory			(22.5)	2.0	26.9
Prepaid expenses and other current assets			9.2	1.8	(11.4)
Accounts payable, accrued expenses and other liabilities			74.6	(128.0)	(96.4)
Reimbursements of property, plant and equipment			26.0	73.3	21.5
Change in price risk management activities, net			47.5	29.2	(74.8)
Net cash provided by operating activities	58.9	134.3	346.1	440.7	283.0
Investing activities
Acquisitions, net of cash acquired			(7.2)	0.0	(19.5)
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(424.0)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(42.0)	(108.6)
Capital distributions from unconsolidated affiliate	10.5	0.0	14.8	9.3	0.0
Net proceeds from sale of assets	0.0	0.8	972.7	2.7	69.1
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.7)	(483.0)
Financing activities
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	4,261.8	2,823.9
Payments on long-term debt	(1,143.7)	(286.2)	(2,536.3)	(4,113.0)	(2,696.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(1.9)
Financing fees paid for early debt redemption			0.0	(13.6)	0.0
Distributions to partners	(41.8)	(95.6)	(219.8)	(171.5)	(102.5)
Distributions paid to non-controlling partners	(3.8)	(3.8)	(15.2)	(234.2)	(296.5)
Net proceeds from issuance of preferred equity of subsidiary			0.0	0.0	53.9
Issuance of CMLP Class A preferred units			0.0	58.8	430.5
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(3.8)	(3.9)
Other	(0.1)	(0.1)	0.0	(1.3)	(0.7)
Net cash provided by (used in) financing activities	(47.2)	(73.4)	(1,212.2)	(236.3)	203.6
Net change in cash	(0.6)	0.6	1.1	(8.3)	3.6
Cash at beginning of period	1.6	0.5	0.5	8.8	5.2
Cash at end of period	1.0	1.1	1.6	0.5	8.8
Supplemental disclosure of cash flow information
Cash paid during the period for interest			121.5	129.0	114.4
Cash paid during the period for income taxes			1.4	4.7	6.6
Supplemental schedule of non-cash investing and financing activities
Net change to property, plant and equipment through accounts payable and accrued expenses	(2.0)	(9.7)	(10.5)	(14.1)	(40.6)
Crestwood Midstream Partners LP
Operating activities
Net income (loss)	(21.4)	(95.3)	(197.5)	(1,410.6)	14.7
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	51.2	64.9	240.5	278.5	255.4
Amortization of debt-related deferred costs, discounts and premiums	1.8	1.7	6.9	8.1	7.3
Unit-based compensation charges	7.3	4.5	19.2	18.1	18.1
Loss on long-lived assets, net			65.6	227.8	35.1
Goodwill impairment	0.0	109.7	162.6	1,149.1	48.8
Loss on contingent consideration			0.0	0.0	8.6
(Gain) loss on modification/extinguishment of debt	37.3	0.0	(10.0)	18.9	0.0
(Earnings) loss from unconsolidated affiliates, net, adjusted for cash distributions received	(0.3)	(0.8)	7.6	73.6	0.7
Deferred income taxes	0.0	0.2	0.2	(0.3)	0.7
Other	(0.4)	0.1	1.9	0.7	0.0
Changes in operating assets and liabilities	(15.5)	50.7
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable			(76.9)	119.4	60.4
Inventory			(22.5)	2.1	26.9
Prepaid expenses and other current assets			7.5	3.7	(11.9)
Accounts payable, accrued expenses and other liabilities			75.2	(119.8)	25.8
Reimbursements of property, plant and equipment			26.0	73.3	21.5
Change in price risk management activities, net			47.5	29.2	(74.8)
Net cash provided by operating activities	60.0	135.7	353.8	471.8	437.3
Investing activities
Acquisitions, net of cash acquired			(7.2)	0.0	(19.5)
Purchases of property, plant and equipment	(22.7)	(55.6)	(100.7)	(182.7)	(421.7)
Investment in unconsolidated affiliates	(0.1)	(5.5)	(12.4)	(41.8)	(144.4)
Capital distributions from unconsolidated affiliate	10.5	0.0	14.8	9.3	0.0
Net proceeds from sale of assets	0.0	0.8	972.7	2.7	2.7
Net cash provided by (used in) investing activities	(12.3)	(60.3)	867.2	(212.5)	(582.9)
Financing activities
Proceeds from the issuance of long-term debt	1,154.5	313.5	1,565.3	3,490.1	2,089.9
Payments on long-term debt	(1,143.7)	(286.0)	(2,536.1)	(2,960.9)	(1,950.0)
Payments on capital leases	(0.4)	(0.5)	(1.9)	(2.2)	(3.2)
Payments for debt-related deferred costs	(8.5)	(0.1)	(3.5)	(17.3)	(0.1)
Financing fees paid for early debt redemption			0.0	(13.6)	0.0
Distributions to partners	(46.9)	(101.0)	(242.8)	(819.5)	(470.5)
Net proceeds from issuance of preferred equity of subsidiary			0.0	0.0	53.9
Issuance of CMLP Class A preferred units			0.0	58.8	430.5
Taxes paid for unit-based compensation vesting	(3.4)	(0.6)	(0.8)	(2.1)	(1.6)
Other			0.0	(0.1)	(0.8)
Net cash provided by (used in) financing activities	(48.4)	(74.7)	(1,219.8)	(266.8)	148.1
Net change in cash	(0.7)	0.7	1.2	(7.5)	2.5
Cash at beginning of period	1.3	0.1	0.1	7.6	5.1
Cash at end of period	0.6	0.8	1.3	0.1	7.6
Supplemental disclosure of cash flow information
Cash paid during the period for interest			121.5	118.2	96.9
Cash paid during the period for income taxes			0.7	0.6	0.4
Supplemental schedule of non-cash investing and financing activities
Net change to property, plant and equipment through accounts payable and accrued expenses	$ (2.0)	$ (9.7)	$ (10.5)	$ (14.1)	$ (40.6)